Borrowings (Tables)	6 Months Ended
Jun. 30, 2017
BORROWINGS [Abstract]
Loans' outstanding amounts

Facility	June 30, 2017	December 31, 2016
Secured credit facilities	$226,189	$248,313
2019 Notes	291,094	291,094
2022 Notes	650,000	650,000
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payables	72,279	59,768
Navios Acquisition Loan	53,494	51,240
Total borrowings	1,668,056	1,675,415
Less: current portion, net	(30,347)	(29,827)
Less: deferred finance costs, net	(21,786)	(24,320)
Total long-term borrowings	$1,615,923	$1,621,268

Principal payments

Payment due by period
June 30, 2018	$31,289
June 30, 2019	400,167
June 30, 2020	66,853
June 30, 2021	32,420
June 30, 2022	1,098,579
June 30, 2023 and thereafter	38,748
Total	$1,668,056